Credit from Banks and Others (Information on Material Loans and Debentures) (Details)	12 Months Ended
Dec. 31, 2018
Loan from European Bank [Member] | December 2014 [Member] | Brazilian Real [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	161
Debt, carrying amount	19
Interest rate	CDI+1.35%
Principal repayment date	2015-2021 (Semiannual installment)
Loan from European Bank [Member] | December 2018 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	70
Debt, carrying amount	70
Interest rate	Libor + 0.66%
Principal repayment date	December 2021
Loan-Israeli institutions [Member] | November 2013 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	300
Debt, carrying amount	67
Interest rate	4.74% (1) [1]
Principal repayment date	2015-2024 (annual installment)
Additional information	Partially prepaid
Debentures Series D [Member] | December 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	800
Debt, carrying amount	182
Interest rate	4.50%
Principal repayment date	December 2024
Additional information	Debentures Series D Private issuance of debentures pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, to institutional investors in the U.S., Europe, and Israel. The notes are registered for trade in the TACT Institutional; by the Tel-Aviv Stock Exchange Ltd. The notes have been rated BBB (stable). In March 2017, the rating company “Fitch Rating Ltd.” lowered the Company’s credit rating, together with the rating of the debentures, from (BBB)- to (BBB-)- with a stable rating outlook. In November 2017, the rating company “Standard & Poor’s” reaffirmed the Company’s credit rating, together with the rating of the debentures, at BBB-, with a stable rating outlook. On May 29, 2018, the Company completed a cash tender offer for any and all of its Series D debentures. Following the tender offer, the Company repurchased an amount of $616 million out of the original principal amount of $800 million. On May 10, 2018 and on June 21, 2018, respectively, the credit rating agency S&P ratified the Company’s international credit rating, BBB- with a stable rating outlook, and credit rating agency Maalot ratified the Company’s credit rating, ‘ilAA’ with a stable rating outlook.
Debentures Series E [Member] | April 2016 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	1,569
Debt, carrying amount	416
Interest rate	2.45%
Principal repayment date	2021- 2024 (annual installment)
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	84 145 46
Debt, carrying amount	84 144 46
Interest rate	4.55% 5.16% 5.31%
Principal repayment date	January 2021 January 2024 January 2026
Loan-international institutions [Member] | July 2014 [Member] | Euro [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	27
Debt, carrying amount	25
Interest rate	2.33%
Principal repayment date	2019-2024
Additional information	Partially prepaid
Loan others [Member] | April to October 2016 [Member] | Chinese Yuan Renminbi [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	600
Debt, carrying amount	29
Interest rate	5.23%
Principal repayment date	2019
Additional information	Loans from others In July 2018, ICL and YTH agreed to convert their owner’s loans in the YPH joint venture (each company holds 50%) in the amount of $146 million into equity by issuing shares. As a result, the “non controlling interest” equity balance was increased by $73 million.
Loan - Asian bank [Member] | April 2018 [Member] | Chinese Yuan Renminbi [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	400
Debt, carrying amount	58
Interest rate	CNH Hibor + 0.50%
Principal repayment date	2019
Loan - Asian bank [Member] | June to October 2018 [Member] | Chinese Yuan Renminbi [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	600
Debt, carrying amount	87
Interest rate	4.79% - 5.44%
Principal repayment date	2019
Debentures Series F [Member] | May 2018 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	600
Debt, carrying amount	596
Interest rate	6.38%
Principal repayment date	May 2038
Additional information	Debentures-Series F On May 31, 2018, the Company completed a private offering of senior unsecured notes to institutional investors pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933. According to the terms of the Series F Debentures, the Company is required to comply with certain covenants, including restrictions on sale and lease-back transactions, limitations on liens, and standard restrictions on merger and/or transfer of assets. The Company is also required to offer to repurchase the Series F Debentures upon the occurrence of a "change of control" event, as defined in the indenture for the Series F Debentures. In addition, the terms of the Series F Debentures include customary events of default, including a cross acceleration to other material indebtedness. The Company is entitled to optionally repay the outstanding Series F Debentures at any time prior to the final repayment date, under certain terms, subject to payment of an agreed early repayment premium. The Series F Debentures have been rated BBB- by S&P Global Inc. and Fitch Rating Inc. with a stable rating outlook.

[1]	From April 2018, in accordance with the loan agreement, there has been a decrease in the interest rate, from 4.94% to 4.74%.